Mineral interests (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minco Silver Corp [Member] | Guangdong Geological Bureau [Member]
Disclosure of mineral interests [Line Items]
Proportion of ownership interests held by non-controlling interests	10.00%
Changfu Minco [Member] | Minco Silver Corp [Member]
Disclosure of mineral interests [Line Items]
Proportion of ownership interest in subsidiary	90.00%
Mingzhong Mining Co. Ltd [Member]
Disclosure of mineral interests [Line Items]
Proportion of ownership interests held by non-controlling interests	49.00%	49.00%	49.00%
Mingzhong Mining Co. Ltd [Member] | Minco Silver Corp [Member]
Disclosure of mineral interests [Line Items]
Proportion of ownership interest in subsidiary	51.00%